Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Subject to Fair Value Measurements on a Recurring Basis and the Level of Inputs

The Company’s financial assets subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

	Fair Value Measurements at June 30, 2019 Using:
	Level 1	Level 2	Level 3	Total
Money market funds included in cash and cash equivalents	$73,794	$—	$—	$73,794
U.S. government agency securities	—	2,751	—	2,751
Corporate debt securities	—	97,950	—	97,950
Commercial Paper	—	70,688	—	70,688

Total	$73,794	$171,389	$—	$245,183

	Fair Value Measurements at December 31, 2018 Using:
	Level 1	Level 2	Level 3	Total
Money market funds included in cash and cash equivalents	$98,268	$—	$—	$98,268

The Company’s financial assets subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows:

	Fair Value Measurements at December 31, 2017 Using:
	Level 1	Level 2	Level 3	Total
Money market funds included in cash and cash equivalents	$40,921	$—	$—	$40,921

	Fair Value Measurements at December 31, 2018 Using:
	Level 1	Level 2	Level 3	Total
Money market funds included in cash and cash equivalents	$98,268	$—	$—	$98,268